13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549

			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: June 30, 2001
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	July 10, 2001
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     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        75
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Form 13F Information Table Value Total:       7,778,290
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					    (thousands)
List of Other Included Managers:  NONE

		FORM 13F INFORMATION TABLE

                                                                                       VOTING AUTHORITY
NAME OF ISSUER             Title    Cusip  VALUE (x$Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

Abbott Laboratories        Common002824100   137,028  2,854,756 SH      SOLE              2,773,656      81,100
Abitibi-Consolidated Inc.  Common003924107   177,856 23,270,018 SH      SOLE             22,779,589     490,429
Alberta Energy Ltd.        Common012873105   168,691  4,096,354 SH      SOLE              4,019,454      76,900
Albertson's Inc.           Common013104104    61,211  2,041,035 SH      SOLE              1,954,035      87,000
American General CorporatioCommon026351106   118,022  2,540,834 SH      SOLE              2,461,834      79,000
Avaya Inc.                 Common053499109     1,128     82,326 SH      SOLE                 78,871       3,455
Ballard Power Systems Inc. Common05858H104        85      1,800 SH      SOLE                  1,800           0
Bank of New York           Common064057102    76,166  1,586,789 SH      SOLE              1,515,889      70,900
Bank of Nova Scotia        Common064149107   396,291 13,247,811 SH      SOLE             12,974,611     273,200
BCE Inc.                   Common05534B109   175,593  6,547,847 SH      SOLE              6,442,395     105,452
Bristol-Myers Squibb Co.   Common110122108   136,561  2,611,110 SH      SOLE              2,550,010      61,100
Cameco Corporation         Common13321L108   138,021  6,566,583 SH      SOLE              6,419,783     146,800
Canadian Imperial Bank of CCommon136069101    13,486    396,263 SH      SOLE                396,263           0
Cardinal Health            Common14149Y108    88,436  1,281,687 SH      SOLE              1,233,812      47,875
Chevron Corp.              Common166751107    79,310    876,355 SH      SOLE                851,355      25,000
C-Mac Industries Inc.      Common125920108     3,524    133,038 SH      SOLE                133,038           0
Coca-Cola Co.              Common191216100    30,324    673,866 SH      SOLE                644,866      29,000
Conagra Foods              Common205887102    49,337  2,490,506 SH      SOLE              2,380,006     110,500
Corus Entertainment Inc.     B   220874101    20,729    906,630 SH      SOLE                906,630           0
Crown Cork & Seal          Common228255105       333     88,800 SH      SOLE                 88,800           0
CVS Corp.                  Common126650100    44,513  1,153,185 SH      SOLE              1,091,385      61,800
Diebold Inc.               Common253651103    48,705  1,514,940 SH      SOLE              1,437,690      77,250
Walt Disney Co.            Common254687106    79,601  2,755,297 SH      SOLE              2,670,397      84,900
Emerson Electric           Common291011104   120,330  1,988,925 SH      SOLE              1,924,625      64,300
Enbridge Inc.              Common29250N105   215,973  7,957,810 SH      SOLE              7,803,210     154,600
Exxon Mobil Corp.          Common30231G102   221,071  2,530,860 SH      SOLE              2,455,012      75,848
Federal National Mortgage ACommon313586109   149,036  1,750,274 SH      SOLE              1,693,574      56,700
Fantom Technogies Inc.     Common306906108       550    198,900 SH      SOLE                198,900           0
First Tennessee National CoCommon337162101    83,419  2,403,316 SH      SOLE              2,281,816     121,500
Four Seasons Hotel         Common35100E104    17,590    317,933 SH      SOLE                317,933           0
General Electric           Common369604103   142,257  2,903,213 SH      SOLE              2,841,313      61,900
Gillette Co.               Common375766102   113,721  3,922,776 SH      SOLE              3,819,076     103,700
Gulf Canada Resources Ltd. Common40218L305    29,430  3,637,289 SH      SOLE              3,637,289           0
HCA Inc.                   Common404119109   105,142  2,326,660 SH      SOLE              2,240,260      86,400
Hummingbird Ltd.           Common44544R101     4,303    262,250 SH      SOLE                262,250           0
Ikon Office Solutions      Common451713101        22      2,220 SH      SOLE                  2,220           0
Imperial Oil Ltd.          Common453038408   154,823  6,048,250 SH      SOLE              5,927,292     120,958
Interpublic Group          Common460690100    56,290  1,917,884 SH      SOLE              1,839,784      78,100
International Flavours & FrCommon459506101    14,500    576,995 SH      SOLE                576,995           0
Johnson & Johnson          Common478160104   185,063  3,701,251 SH      SOLE              3,600,851     100,400
JP Morgan Chase & Co.      Common46625H100   155,883  3,505,352 SH      SOLE              3,404,482     100,870
Kimberly Clark             Common494368103   107,769  1,927,888 SH      SOLE              1,866,388      61,500
Kingsway Financial ServicesCommon496904103     8,323    956,900 SH      SOLE                956,900           0
Leitch Technology Corp.    Common52543H107     3,909    399,500 SH      SOLE                399,500           0
Loblaw Companies Ltd.      Common539481101   147,213  4,433,911 SH      SOLE              4,334,611      99,300
Lucent Technologies Inc.   Common549463107     1,082    174,187 SH      SOLE                174,187           0
Manulife Financial CorportaCommon56501R106   315,104 11,292,393 SH      SOLE             11,057,393     235,000
MDS Inc.                   Common55269P302    36,731  3,241,124 SH      SOLE              3,241,124           0
Merck & Co.                Common589331107   182,156  2,850,200 SH      SOLE              2,782,900      67,300
Microsoft Corporation      Common594918104   146,563  2,007,708 SH      SOLE              1,962,108      45,600
Motorola Inc.              Common620076109    38,436  2,321,002 SH      SOLE              2,239,754      81,248
Nexen Inc.                 Common65334H102   283,190 11,280,787 SH      SOLE             11,063,987     216,800
Nortel Networks CorporationCommon656568102    81,631  8,849,367 SH      SOLE              8,763,029      86,338
Nova Chemicals Corporation Common66977W109    97,543  4,555,119 SH      SOLE              4,449,305     105,814
Pepsico Inc.               Common713448108    95,631  2,163,607 SH      SOLE              2,103,207      60,400
Pfizer Inc.                Common717081103   133,532  3,334,127 SH      SOLE              3,256,877      77,250
Philip Morris Corp.        Common718154107   149,435  3,018,885 SH      SOLE              2,927,985      90,900
Pitney Bowes Inc.          Common724479100       185      4,400 SH      SOLE                  4,400           0
Potash Corporation of SaskaCommon73755L107    92,094  1,606,556 SH      SOLE              1,575,356      31,200
Procter & Gamble           Common742718109    69,768  1,093,543 SH      SOLE              1,055,543      38,000
Rogers Communications Inc.   B   775109200    82,766  5,543,444 SH      SOLE              5,443,144     100,300
Royal Bank of Canada       Common780087102   486,742 15,209,547 SH      SOLE             14,920,747     288,800
Royal Dutch Petroleum Co.  Common780257804   130,466  2,238,988 SH      SOLE              2,133,488     105,500
Schering-Plough            Common806605101    60,119  1,658,907 SH      SOLE              1,607,707      51,200
Shaw Communications Inc.     B   82028K200   204,799  8,667,674 SH      SOLE              8,471,674     196,000
Suncor Energy Inc.         Common867229106     4,024    158,225 SH      SOLE                158,225           0
Talisman Energy Inc.       Common87425E103   242,266  6,366,875 SH      SOLE              6,227,275     139,600
Toronto Dominion Bank Ont. Common891160509   341,373 13,408,432 SH      SOLE             13,136,632     271,800
TranCanada Pipelines LimiteCommon893526103   169,502 13,720,156 SH      SOLE             13,446,436     273,720
Unilever NV-NYS            Common904784709    60,802  1,020,682 SH      SOLE                986,040      34,642
Wachovia Corporation       Common929771103   104,774  1,472,585 SH      SOLE              1,424,485      48,100
Walgreen Co.               Common931422109    51,287  1,488,307 SH      SOLE              1,448,307      40,000
Wells Fargo & Co.          Common949746101    28,689    617,908 SH      SOLE                601,808      16,100
Westaim Corporation        Common956909105     5,933    887,077 SH      SOLE                887,077           0
Xerox Corp.                Common984121103       102     10,677 SH      SOLE                 10,677           0
